Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Statement [Abstract]
Sales, net	$ 644,769	$ 669,893	$ 661,913
Cost of sales	245,044	224,169	198,405
Gross profit	399,725	445,724	463,508
Operating expenses:
Research and development	59,777	63,238	70,418
Selling, marketing, general and administrative	93,413	89,971	88,196
Settlements and loss contingencies		(3,678)	1,884
Total operating expenses	153,190	149,531	160,498
Operating income	246,535	296,193	303,010
Financial (income) expense, net	(48,482)	(58,851)	12,531
Other gain, net	3,018	1,810	1,889
Income before income taxes	298,035	356,854	292,368
Tax expense	53,485	74,732	81,954
Income from continuing operations	244,550	282,122	210,414
Net loss from discontinued operations attributable to Taro			(335)
Net income	244,550	282,122	210,079
Net income (loss) attributable to non-controlling interest	309	345	(1,071)
Net income attributable to Taro	244,241	281,777	211,150
Net income from continuing operations attributable to Taro	244,241	281,777	211,485
Net loss from discontinued operations attributable to Taro			(335)
Net income attributable to Taro	$ 244,241	$ 281,777	$ 211,150
Net income per ordinary share from continuing operations attributable to Taro:
Basic and Diluted	$ 6.35	$ 7.23	$ 5.27
Net loss per ordinary share from discontinued operations attributable to Taro:
Basic and Diluted			(0.01)
Net income per ordinary share attributable to Taro:
Basic and Diluted	$ 6.35	$ 7.23	$ 5.26
Weighted-average number of ordinary shares used to compute net income per share:
Basic and Diluted	38,460,056	38,990,058	40,155,087